Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 355,610,000	$ 156,190,000	$ 41,260,000	$ 90,680,000	$ 3,430,000	$ 647,170,000
Australia | Government of Australia
Total	22,220,000		1,700,000			23,920,000
Australia | Government of Australia, Australian Taxation Office
Total	22,220,000
Australia | Government of Australia, National Offshore Petroleum Safety And Environmental Management Authority
Total			1,700,000
Canada | Government of Alberta
Total		42,080,000	750,000			42,830,000
Canada | Government of Alberta, Provincial Treasurer Of Alberta
Total		38,470,000
Canada | Government of Alberta, Alberta Department Of Energy
Total		3,480,000
Canada | Government of Alberta, Alberta Department Of Resource Development
Total						580,000
Canada | Government of Alberta, Alberta Minister Of Finance
Total						250,000
Canada | Government of Saskatchewan
Total	7,600,000	25,360,000	4,700,000		$ 3,430,000	41,090,000
Canada | Government of Saskatchewan, Saskatchewan Ministry Of The Economy
Total		32,630,000
Canada | Government of Saskatchewan, Saskatchewan Minister Of Finance
Total	8,430,000
Canada | Government of British Columbia
Total	790,000	7,030,000	400,000			8,220,000
Canada | Government of British Columbia, British Columbia Minister Of Finance
Total		7,030,000
Canada | Government of British Columbia, British Columbia Surveyor Of Taxes
Total	790,000
Canada | Government of British Columbia, British Columbia Energy Regulator
Total			350,000
Canada | Yellowhead County
Total			3,080,000			3,080,000
Canada | Alberta Energy Regulator
Total			2,420,000			2,420,000
Canada | Rural Municipality of Antler No. 61
Total			1,210,000			1,210,000
Canada | Rural Municipality of Moose Creek No. 33
Total			1,030,000			1,030,000
Canada | Rural Municipality of Enniskillen No. 3
Total		30,000	920,000			950,000
Canada | Rural Municipality of Hazelwood No. 94
Total			780,000			780,000
Canada | Rural Municipality of Souris Valley No. 7
Total			730,000			730,000
Canada | Rural Municipality of Argyle No. 1
Total			650,000			650,000
Canada | Rural Municipality of Lomond No. 37
Total			580,000			580,000
Canada | Brazeau County
Total			490,000			490,000
Canada | Rural Municipality of Moose Mountain No. 63
Total			460,000			460,000
Canada | Rural Municipality of Browning No. 34
Total			410,000			410,000
Canada | Government of Canada
Total		270,000	100,000			370,000
Canada | Government of Canada, Receiver General
Total						370,000
Canada | Rural Municipality of Mount Pleasant No. 2
Total			370,000			370,000
Canada | Rural Municipality of Coalfields No. 4
Total			360,000			360,000
Canada | White Bear First Nations
Total		10,000	310,000			320,000
Canada | Clearwater County
Total			320,000			320,000
Canada | Rural Municipality of Brock No. 64
Total			280,000			280,000
Canada | Red Deer County
Total			270,000			270,000
Canada | Rural Municipality of Storthoaks No. 31
Total		10,000	240,000			250,000
Canada | Rural Municipality of Wawken No. 93
Total			190,000			190,000
Canada | Rural Municipality of Golden West No. 95
Total			180,000			180,000
Canada | Rural Municipality of Kindersley No. 290
Total			160,000			160,000
Canada | Rural Municipality of Pipestone
Total			150,000			150,000
Canada | Rural Municipality of Cymri No. 36
Total		40,000	110,000			150,000
Canada | Rural Municipality of Laurier No. 38
Total			120,000			120,000
Canada | Sturgeon County
Total			110,000			110,000
Croatia | Government of the Republic of Croatia
Total			630,000			630,000
Croatia | Government of the Republic of Croatia Croatian Hydrocarbon Agency
Total						320,000
France | Government of France
Total	59,490,000		460,000			59,950,000
France | Government of France, Direction Des Grandes Entreprises
Total	59,490,000
France | Government of France, Tresor Public
Total			460,000
France | Department of Gironde
Total		11,520,000				11,520,000
France | Department of Gironde, Direction Regionale Des Finances Publiques De Gironde
Total		11,520,000
France | Department of Seine et Marne
Total		8,880,000				8,880,000
France | Department of Seine et Marne, Tresorerie Generale De Seine Et Marne
Total		8,880,000
France | Department of Landes
Total		8,280,000				8,280,000
France | Department of Landes, Tresorerie Generale Des Landes
Total		8,280,000
France | Department of Essonne
Total		4,450,000				4,450,000
France | Department of Essonne, Recette Divisionnaire Des Impots De L Essonne
Total		2,450,000
France | Department of Essonne, SIP Etampes
Total		1,590,000
France | Department of Essonne, Recette Divisionnaire Des Impots De Etampes
Total		410,000
France | Municipality of Montargis
Total		2,310,000				2,310,000
France | Municipality of Montargis, Service Des Impots De Montargis
Total		2,310,000
France | Department of Loiret
Total		2,250,000				2,250,000
France | Department of Loiret, Direction Regionale Finances Loiret
Total		2,250,000
France | Municipality of Melun
Total		1,580,000				1,580,000
France | Municipality of Melun, Service Des Impots Particuliers Melun
Total		1,580,000
France | Department of Pyrenees Atlantiques
Total		1,490,000				1,490,000
France | Department of Pyrenees Atlantiques, Direction Departementale Des Finances Publiques De Pyrenees Atlantiques
Total		1,490,000
France | Municipality of Pau
Total		1,050,000				1,050,000
France | Municipality of Pau, Service Des Impots Particuliers De Pau
Total		1,050,000
Germany | State of Lower Saxony
Total		14,360,000				14,360,000
Germany | State of Lower Saxony, State Authority For Mining Energy And Geology
Total		14,360,000
Hungary | Government of Hungary
Total	90,000	790,000	80,000			960,000
Hungary | Government of Hungary, Hungarian Treasury
Total						960,000
Ireland | Government of Ireland
Total	141,610,000		2,550,000			144,160,000
Ireland | Government of Ireland, Office Of The Revenue Commissioners
Total	141,610,000
Ireland | Government of Ireland, Commission For Regulation Of Utilities
Total			2,300,000
Ireland | Government of Ireland, Department Of Communications Climate Action And Environment
Total			250,000
Netherlands | Government of the Netherlands
Total	$ 123,810,000	710,000	12,870,000	90,680,000		228,070,000
Netherlands | Government of the Netherlands Tax and Customs Administration
Total						137,390,000
Netherlands | Government of the Netherlands, Energie Beheer Nederland BV
Total				$ 90,680,000
Netherlands | Municipality of Waalwijk
Total			320,000			320,000
Netherlands | Municipality of Achtkarspelen
Total			190,000			190,000
Netherlands | Province of Friesland
Total			160,000			160,000
Slovakia | Government of Slovakia
Total			140,000			140,000
Slovakia | Government of Slovakia, Ministry Of The Environment
Total			140,000
United States of America | State of Wyoming
Total		17,700,000	120,000			17,820,000
United States of America | State of Wyoming, Department Of Revenue
Total		16,200,000
United States of America | State of Wyoming, State Lands And Investments
Total			1,540,000
United States of America | State of Wyoming, Oil And Gas Conservation
Total						40,000
United States of America | State of Wyoming, Secretary Of State
Total						30,000
United States of America | Government of the United States of America
Total		4,840,000				4,840,000
United States of America | Government of the United States of America, Office Of Natural Resources Revenue
Total		4,840,000
United States of America | County of Campbell, Wyoming
Total		1,130,000	80,000			1,210,000
United States of America | County of Campbell, Wyoming, Campbell County Clerk
Total						1,210,000
United States of America | County of Niobrara, Wyoming
Total		$ 20,000	$ 80,000			100,000
United States of America | County of Niobrara, Wyoming, Niobrara County Clerk
Total						$ 100,000